COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2013
COMMITMENTS AND CONTINGENCIES
Schedule of product warranty activity

	At December 31,
	2012	2013
	$	$
Beginning balance	12,835,583	10,316,650
Warranty provision	5,344,853	9,842,133
Revision of warranty costs	(7,787,834)	—
Warranty cost incurred	(174,334)	(49,180)
Foreign exchange effect	98,382	502,690
Ending balance	10,316,650	20,612,293